UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21720

              Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

              150 Motor Parkway, Suite 205, Hauppuage, NY    11788

(Address of principal executive offices)               (Zip code)

              Emile Molineaux, Gemini Fund Services, LLC.

              150 Motor Parkway, Suite 205, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  1/31

Date of reporting period:7/31/05

Item 1.  Reports to Stockholders.

JACOBS & COMPANY MUTUAL FUND

Ticker Symbol: JACOX

CUSIP: 665 37T 109

Shareholder Services toll free 1-877-560-6823

www.jacobsandcompany.com

Semi-Annual Report

  July 31 , 2005

(Unaudited)

JACOBS & COMPANY MUTUAL FUND

September 2005

Dear Shareholders,

               As many of you have conveyed to me directly, the move we accomplished earlier this year, becoming a series of Northern Lights Trust Fund of which Gemini Fund Services is the administrator, has provided a strong foundation for the Fund and our investment management skills.  Thank you again for your support during this move.

               Since the first of the year, we have gradually become a little more defensive and have positioned our portfolio strategically with more energy related issues.  The Fund has performed well during this period as outlined in this report.  We feel like the Fund’s portfolio is well-positioned as we move forward.  My year-end letter to Shareholders dated January 31, 2006 will outline in more detail our strategies going forward.

               As always, if you have any questions about your investment in the Jacobs & Company Mutual Fund, please call us.  Thank you again for allowing us to help you achieve your investment objectives.

Sincerely,

John M. Jacobs

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- July 31, 2005 (Unaudited)

EXPENSE EXAMPLE- July 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/05-7/31/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- July 31, 2005 (Unaudited), Continued

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/1/05	7/31/05	2/1/05– 7/31/05*
Actual	$1,000.00	$1,053.07	$10.18
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$ 9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365  days to reflect the one-half year expense.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005 (Unaudited)
Shares	COMMON STOCKS- 59.38%	Market Value
	Aerospace/Defense - 7.91%
3,000	Honeywell International, Inc. #	$ 117,840
6,800	United Technologies Corp.	344,760
		462,600
	Biotechnology - 0.32%
2,000	Stratagene Corp.*	18,840

	Building Materials - 1.59%
2,800	International Aluminum Corp.	93,240

	Capital Markets - 1.81%
2,000	Morgan Stanley #	106,100

	Commercial Banks - 1.98%
4,000	South Financial Group, Inc.	115,840

	E-Commerce - 0.91%
5,000	WebMD Corp.*	53,050

	Electronic Equipment & Instruments - 0.59%
2,180	AU Optronics Corp.	34,575

	Energy Equipment & Services - 7.42%
7,900	KFX, Inc.*	136,433
5,000	Rowan Companies, Inc. #	170,800
2,000	Weatherford International Ltd.* + #	126,560
		433,793
	Food Products - 1.38%
2,575	Tootsie Roll Industries, Inc.	80,572

	Industrial Conglomerates - 4.42%
7,500	General Electric Co. #	258,750

	Machinery - 5.53%
6,000	Caterpillar, Inc. #	323,460

	Minerals - 0.68%
5,000	National Coal Corp.*	39,750

	Mining - 9.41%
5,000	Arch Coal, Inc. #	284,600
4,100	Natural Resource Partners LP	265,475
		550,075
	Multimedia - 1.45%
5,000	Time Warner, Inc.	85,100

	Oil & Gas - 7.99%
2,000	Burlington Resources, Inc. #	128,220
2,000	Cimarex Energy Co.*	83,880
12,000	The Williams Companies, Inc. #	254,880
		466,980
	Pharmaceuticals - 1.60%
4,500	Schering-Plough Corp. #	93,690

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005 (Unaudited) (Continued)
Shares		Market Value
	Semiconductor & Semiconductor Equipment - 4.39%
2,000	Cypress Semiconductor Corp.*	$ 28,720
8,400	Intel Corp.	227,975
		256,695

	TOTAL COMMON STOCKS (Cost $2,929,264)	3,473,110

	CONVERTIBLE PREFERRED STOCK- 1.44%

	Automobiles & Components- 1.44%
2,000	Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032 Series	84,000

	TOTAL CONVERTIBLE PREFERRED
	STOCK (Cost $99,920)	84,000
Principal
Amount	U.S. GOVERNMENT AGENCY- 26.77%

	Federal Home Loan Mortgage Company- 1.77%
$ 109,898	5.995%^, 03/15/2034	103,342

	Government National Mortgage Association- 25.00%
562,241	6.50%, 03/15/2024	589,743
273,341	6.75%, 01/15/2028	287,503
218,210	6.50%, 06/15/2032	228,186
341,204	6.50%, 09/15/2032	356,840
		1,462,272

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,586,147)	1,565,614

	CORPORATE BONDS - 10.51%

	Chemicals - 10.51%
589,000	Lyondell Chemical Co., 10.875%, 05/01/2009	614,769

	TOTAL CORPORATE BONDS (Cost $599,615)	614,769

	MUNICIPAL BONDS - 8.55%

	West Virginia- 8.55%
500,000	South Charleston, WV Pollution Control Revenue Bond
	7.625%, 08/01/2005	500,000

	TOTAL MUNICIPAL BONDS (Cost $500,000)	500,000

	CALL OPTIONS PURCHASED - 1.85%
Contracts	Underlying Security/Expiration Date/Exercise Price

	Arch Coal, Inc.
10	Expiration August 2005, Exercise Price $55.00	2,900
	Boeing Co.
30	Expiration September 2005, Exercise Price $65.00	7,950

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2005 (Unaudited) (Continued)
Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

	Caterpillar, Inc.
20	Expiration September 2005, Exercise Price $55.00	$ 2,600
	Cimarex Energy Co.
20	Expiration August 2005, Exercise Price $40.00	4,700
	Devon Energy Corp.
10	Expiration October 2005, Exercise Price $55.00	3,800
	Exxon Mobil Corp.
40	Expiration September 2005, Exercise Price $60.00	5,200
	General Electric Co.
30	Expiration September 2005, Exercise Price $35.00	1,650
	International Business Machines Corp.
40	Expiration September 2005, Exercise Price $85.00	4,800
	L-3 Communications Holdings, Inc.
40	Expiration September 2005, Exercise Price $75.00	18,400
	Massey Energy Co.
50	Expiration September 2005, Exercise Price $45.00	7,750
	Morgan Stanley
20	Expiration October 2005, Exercise Price $55.00	2,600
	Oil Service Holders Trust
40	Expiration October 2005, Exercise Price $115.00	21,200
	Patterson-UTI Energy, Inc.
20	Expiration September 2005, Exercise Price $32.50	3,700
	Pentair, Inc.
20	Expiration August 2005, Exercise Price $45.00	100
	Raytheon Co.
40	Expiration September 2005, Exercise Price $40.00	2,400
	Semiconductor Holders Trust
20	Expiration September 2005, Exercise Price $37.50	2,300
	Unocal Corp.
40	Expiration October 2005, Exercise Price $65.00	6,800
	Weatherford International Ltd.
20	Expiration September 2005, Exercise Price $60.00	9,600

	TOTAL CALL OPTIONS PURCHASED (Cost $133,105)	108,450

	PUT OPTIONS PURCHASED - 0.03%
	Underlying Security/Expiration Date/Exercise Price
	Dow Jones Industrial Average
100	Expiration August 2005, Exercise Price $103.00	1,500

	TOTAL PUT OPTIONS PURCHASED (Cost $14,517)	1,500

	Total Investments in Securities
	(Cost $5,862,568)- 108.53%	6,347,443
	Call Options Written- (3.20)%	(187,425)
	Other Assets in Excess of Liabilities- (5.33)%	(311,539)
	Net Assets- 100.00%	$ 5,848,479

* Non-income producing security.
+ U.S. traded security of a foreign issuer.
# Security is subject to written call option.
^ Variable rate security.

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN - July 31, 2005 (Unaudited)
Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

	Arch Coal, Inc.
50	Expiration January 2006, Exercise Price $60.00	$ (23,000)
	Burlington Resources, Inc.
20	Expiration November 2005, Exercise Price $55.00	(21,100)
	Caterpillar, Inc.
30	Expiration January 2006, Exercise Price $55.00	(9,300)
30	Expiration January 2006, Exercise Price $50.00	(18,000)
	General Electric Co.
75	Expiration December 2005, Exercise Price $35.00	(8,625)
	Honeywell International, Inc.
30	Expiration January 2006, Exercise Price $40.00	(6,000)
	Morgan Stanley
20	Expiration January 2006, Exercise Price $50.00	(10,600)
	Rowan Companies, Inc.
50	Expiration October 2005, Exercise Price $30.00	(26,000)
	Schering-Plough Corp.
45	Expiration February 2006, Exercise Price $20.00	(9,000)
	The Williams Companies, Inc.
120	Expiration August 2005, Exercise Price $17.50	(46,800)
	Weatherford International Ltd.
20	Expiration January 2006, Exercise Price $65.00	(9,000)
	Total Call Options Written (Proceeds $100,192)	$ (187,425)

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES - July 31, 2005 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $5,862,568)	$6,347,443
Receivables
Securities sold	48,858
Dividends and interest	48,501
Due from Advisor	16,720
Prepaid expenses	7,028
Total assets	6,468,550

LIABILITIES
Cash Overdraft	370,150
Call options written, at value (proceeds $100,192)	187,425
Payables
Securities purchased	31,091
Distribution fees	1,358
Other accrued expenses	30,047
Total liabilities	620,071

NET ASSETS	$5,848,479

Net asset value, offering and redemption price per share
[$5,848,479 / 655,034 shares outstanding;
unlimited number of shares
(par value $0.01) authorized]	$8.93

COMPONENTS OF NET ASSETS
Paid-in capital	$7,199,412
Accumulated undistributed net investment income	34,852
Accumulated net realized loss on investments	(1,783,427)
Net unrealized appreciation/(depreciation) of:
Investments	484,875
Options written	(87,233)
NET ASSETS	$5,848,479

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS - For the Six Months Ended July 31, 2005 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$37,625
Interest	55,826
Total income	93,451

Expenses
Advisory fees (Note 3)	29,308
Administration fees (Note 3)	14,712
Fund accounting fees	13,136
Custody fees	11,769
Legal fees	10,595
Transfer agent fees	10,234
Registration fees	8,024
Audit fees	7,357
12b-1 fees (Note 4)	7,327
Trustees fees	2,855
Insurance fees	2,590
Shareholder reporting	1,252
Other	1,000
Total expenses	120,159
Less: advisory fee waiver (Note 3)	(61,560)
Net expenses	58,599
Net investment income	34,852

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) from:
Investments	231,658
Option contracts written	(53,332)
178,326
Net change in unrealized appreciation/
(depreciation) on:
Investments	135,973
Option contracts written	(45,065)
90,908
Net realized and unrealized gain on investments	269,234
Net Increase in Net Assets
Resulting from Operations	$304,086

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

			Six Months	Year
			Ended	Ended
			July 31,	January 31,
			2005	2005
INCREASE (DECREASE) IN NET ASSETS FROM:			(Unaudited)
OPERATIONS
Net investment income			$34,852	$100,718
Net realized gain (loss) on investments
and option contracts written			178,326	(83,385)
Net change in unrealized appreciation/
(depreciation) on investments
and option contracts written			90,908	(161,570)
Net increase (decrease) in net assets
resulting from operations			304,086	(144,237)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income			-	(245,450)
Total distributions to shareholders			-	(245,450)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)			(688,462)	(3,138,347)
Total decrease in net assets			(384,376)	(3,528,034)

NET ASSETS
Beginning of period			6,232,855	9,760,889
End of period			$5,848,479	$6,232,855

Includes undistributed net investment income of:			$34,852	$-

(a) A summary of share transactions is as follows:

	Six Months		Year
	Ended		Ended
	July 31, 2005		January 31, 2005
	(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	21,434	$183,840	129,280	$1,086,015
Shares issued
for reinvestment
of distributions	-	-	28,424	242,740
Shares redeemed	(101,558)	(872,302)	(523,821)	(4,467,102)
Net decrease	(80,124)	$(688,462)	(366,117)	$(3,138,347)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months	Year	Year	Year	June 11, 2001*
	Ended	Ended	Ended	Ended	Through
	July 31,	January 31,	January 31,	January 31,	January 31,
	2005	2005	2004	2003	2002
	(Unaudited)
Net asset value,
beginning of period	$8.48	$8.86	$9.20	$10.18	$10.00

Income from
investment operations:
Net investment income	0.05	0.13	0.16	0.13	0.06
Net realized and unrealized
gain (loss) on investments	0.40	(0.24)	(0.33)	(0.98)	0.21
Total from investment operations	0.45	(0.11)	(0.17)	(0.85)	0.27

Less distributions:
From net investment income	-	(0.27)	(0.17)	(0.13)	(0.07)
From net realized gain
on investments	-	-	-	-	(0.02)
Total distributions	-	(0.27)	(0.17)	(0.13)	(0.09)

Net asset value,
end of period	$8.93	$8.48	$8.86	$9.20	$10.18

Total return #	5.31%+	(1.23%)	(1.89%)	(8.39%)	2.74%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$5,848	$6,233	$9,761	$11,532	$9,931
Ratio of expenses to
average net assets:
Before expense
reimbursement	4.10%**	3.27%	2.78%	3.54%	5.96%**
After expense
reimbursement	2.00%**	2.00%	2.00%	2.00%	2.00%**
Ratio of net investment
income to average net assets:
After expense
reimbursement	1.19%**	1.21%	1.58%	1.50%	1.57%**
Portfolio turnover rate	154.4%+	181.0%	323.9%	190.7%	49.7%+

*Commencement of operations.
+Not annualized.
**Annualized.
#Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2005 (Unaudited),

NOTE 1 – ORGANIZATION

The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 11, 2001, as a series of Advisors Series Trust, and was reorganized as a series of the Trust on July 15, 2005, pursuant to shareholder approval as specified below under Additional Information.  The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital.  The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities.  In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history.  In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.  Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2005 (Unaudited), Continued

B.   Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.   Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.   Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.   Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended July 31, 2005 , the Fund incurred $ 29,308 in advisory fees.

               The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of expenses to average net assets will not exceed 2.00%.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  For the six months ended July 31, 2005 , the Advisor absorbed expenses of $ 61,560 ; no amounts were reimbursed to the Advisor.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $ 538,053 at July 31, 2005 , and will expire as follows:

Year	Amount
2007	$287,845
2008	$ 83,963
2009	$104,685
2010	$ 61,560

Gemini Fund Services, LLC (the “Administrator”) serves as the administrator, fund accountant and transfer agent of the Fund.  For providing administrative services to the Fund, the Administrator receives a monthly fee calculated at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements.  For providing fund accountant services, the Administrator receives from the Fund a monthly fee calculated at an annual rate of 0.02% on average daily net assets between $25 million and $100 million, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives a minimum monthly or per account fee plus certain transaction fees, plus out-of-pocket expenses.

Aquarius Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are officers of the Administrator .

NOTE 4 – DISTRIBUTION COSTS

            The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended July 31, 2005 , the Fund paid the Distribution Coordinator $ 7,327 ..

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2005 (Unaudited), Continued

NOTE 5 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended July 31, 2005 , were as follows:

	Number of Contracts	Premiums Received

Options outstanding, beginning of period	317	$ 85,807
Options written	1,589	1,589
Options exercised	(96)	(15,038)
Options expired	(20)	(15,038)
Options closed	(1,300)	(242,659)
Options outstanding, end of period	490	$ 100,192

NOTE 6 – INVESTMENT TRANSACTIONS

During the six months ended July 31, 2005, the aggregate purchases and sales of securities (excluding short-term investments) were:

                                                   Purchases                         Sales

Long Transactions                      $9,104,920                 $9,529,485

As of July 31, 2005, the cost basis along with the net unrealized appreciation and depreciation on investment securities for federal income tax purposes were as follows:

            Cost of investments                                      $ 6,000,989

               Gross unrealized appreciation                                      $    479,737

               Gross unrealized depreciation                                           (133,283)

Net unrealized appreciation

  on investments                                                            $    346,454

Net unrealized depreciation

  on options written                                                       $    (87,233)

NOTE 7 – TAX INFORMATION

          Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

 As of January 31, 2005, the components of capital on a tax basis were as follows:

              Undistributed ordinary income                     $           —

               Undistributed long-term capital gain                                            —

               Total distributable earnings                                          $              —

               Other accumulated gains / (losses)                                  (1,823,332)

               Total accumulated earnings / (losses)                           $ (1,655,019)

          The Fund had a capital loss carryforward of $1,937,668 as of January 31, 2005, of which $366,622 expires in 2011 and $1,385,715 expires in 2012, and $185,331 expires in 2013.

          The tax character of distributions paid during the years ended January 31, 2005 and 2004 were as follows:

	2005	2004
Ordinary Income	$245,450	$197,838

JACOBS & COMPANY MUTUAL FUND

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In approving the Advisory Agreement on behalf of the Fund at a meeting held on March 23, 2005, the Board of Trustees of Advisors Series Trust (the “Board”) (including the Independent Trustees) considered, among other things, the following matters: information regarding the Advisor including matters relating to the Advisor’s personnel and financial condition; the nature and quality of the services provided and to be provided by the Advisor under the Advisory Agreement; the fees paid to and expenses borne by the Advisor; the Fund’s expense limitation, fee waiver, and performance of the Fund relative to the Fund’s benchmark; comparable fee and expense information respecting other similar unaffiliated mutual funds; the level of profits that could be expected to accrue to the Advisor from the fees payable under such Advisory Agreement; and the Fund’s brokerage, related commissions, and the use of soft dollars by the Advisor.  In addition, the Board discussed: the Advisor’s performance (on an absolute and relative basis); the Advisor’s adherence to compliance procedures; the Advisor’s marketing activity; the overall quality of services provided to the Fund; and the cost structure of the Fund relative to its peer group.  John Jacobs discussed the history of the Advisor and the development of the investment strategy utilized in connection with the Fund.  He also discussed the use of GNMAs and covered call options by the Fund, as well as the Fund’s “buy and hold” strategy.  Mr. Jacobs explained the circumstances surrounding the Fund’s asset fluctuations over time, as well as the Advisor’s strategies to retain and grow assets in the future.   He then discussed the Fund’s performance history and explained his strategy to enhance Fund performance.  After reviewing such information as they deemed necessary, the Board (including a majority of the Independent Trustees) concluded that the Advisory Agreement should be approved for an initial term of two years.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On July 15, 2005, a Special Meeting of Shareholders of Jacobs & Company Mutual Fund (the “Fund”) was held and the following matter was voted upon:

(1) Approval of a Plan of Reorganization of the Fund into a newly formed series of Northern Lights Fund Trust.

FOR                                    AGAINST                                  ABSTAIN

467,879                                      0                                                 0

JACOBS & COMPANY MUTUAL FUND

ADDITIONAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-560-6823 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-560-6823.

(This Page Intentionally Left Blank)

Advisor

J acobs & Company

300 Summers Street, Suite 970

Charleston, WV 25301

www.jacobsand company.com

Distributor

Aquarius Fund Distributors, LLC

1005 South 107th Avenue, Suite 201

Omaha, NE 68114

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103-3638

Legal Counsel

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, NY 10174

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable for open-end investment companies.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

             /s/ Michael J. Wagner

       Michael J. Wagner, President

Date        10/10/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Michael J. Wagner

        Michael J. Wagner, President

Date         10/10/2005

By (Signature and Title)

           /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date       10/10/2005